MONY Life Insurance Company
                                          MONY Life Insurance Company of America
                                          1290 Avenue of the Americas
                                          New York, New York 10104

                                                                      Dodie Kent
                                                                  Vice President
                                                   and Associate General Counsel
[MONY - AN AXA FINANCIAL COMPANY LOGO]                            (212) 314-3970
                                                             Fax: (212) 707-1791

VIA EDGAR

                                                                     May 1, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:  MONY Life Insurance Company of America
          MONY America Variable Account L
          File Nos. 333-134304 and 811-04234
          CIK: 0000763862

                           CERTIFICATION PURSUANT TO
                               RULE 497(j) OF THE
                             SECURITIES ACT OF 1933

Ladies and Gentlemen:

     Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, Registrant hereby certifies that:

     (1) The form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Registration Statement filed with the Securities and Exchange Commission, and

     (2) The text of the most recent amendment has been filed with the Securities and Exchange Commission electronically.


                                        Very truly yours,


                                        /s/ Dodie Kent
                                        ------------------------
                                            Dodie Kent